SCHEDULE OF SEGMENTED INFORMATION (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Sales of goods	$ 1,901,585	$ 1,387,350	$ 3,443,396		$ 2,625,298
Provision of services	213,670	345,640	219,574		437,273
Total revenue	2,115,255	1,732,990	3,662,970		3,062,571
Segment loss (income)			8,006,064		9,259,782
Finance and other costs	10,464	41,980	44,494		46,805
Depreciation			148,464		284,681
Amortization			4,514		5,643
Change in fair value of derivative liability	(180,318)	(2,604,394)	(22,489)		(786,825)
Loss on write-off of notes receivable			34,185		10,861
Loss on write down of inventory			(28,246)		134,410
Net loss for the period	$ 4,762,161	$ 7,091,549	8,186,986	$ 4,922,116	8,955,357
Drones [member]
IfrsStatementLineItems [Line Items]
Sales of goods			3,443,396		2,625,298
Provision of services			219,574		437,273
Total revenue			3,662,970		3,062,571
Segment loss (income)			4,301,973		2,866,980
Finance and other costs			44,494		46,805
Depreciation			142,374		276,655
Amortization			4,514		5,643
Change in fair value of derivative liability
Loss on write-off of notes receivable
Loss on write down of inventory			(28,246)		134,410
Net loss for the period			4,465,109		3,330,493
Corporates [member]
IfrsStatementLineItems [Line Items]
Sales of goods
Provision of services
Total revenue
Segment loss (income)			3,704,091		6,392,802
Finance and other costs
Depreciation			6,090		8,026
Amortization
Change in fair value of derivative liability			(22,489)		(786,825)
Loss on write-off of notes receivable			34,185		10,861
Loss on write down of inventory
Net loss for the period			$ 3,721,877		$ 5,624,864